Risk and Uncertainties	9 Months Ended
Sep. 30, 2021
Gores Metropoulos II, Inc.
Risks and Uncertainties [Line Items]
Risk and Uncertainties	Risk and Uncertainties Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.